FAIR VALUE MEASUREMENT (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Available-for-sale securities	$ 228,443,000	$ 203,445,000	$ 201,032,000
Other investments, at cost	2,269,000	2,527,000	5,637,000
Interest rate swap		(338,000)	(602,000)
Financial liabilities:
Non-interest bearing demand	106,078,000	97,526,000	83,572,000
NOW and money market accounts	185,767,000	150,874,000	136,483,000
Savings	51,307,000	41,100,000	34,048,000
Time deposits		185,477,000
Fair value
Financial Assets:
Cash and short term investments	20,950,000	18,708,000	16,492,000
Available-for-sale securities	228,443,000	203,445,000	201,032,000
Other investments, at cost	2,269,000
Loans held for sale	2,529,000	9,658,000	3,725,000
Net loans receivable	341,004,000	328,893,000	319,505,000
Accrued interest	2,011,000	2,098,000	1,914,000
Interest rate swap	(87,000)	(338,000)	(602,000)
Financial liabilities:
Non-interest bearing demand	106,078,000	97,526,000	83,572,000
NOW and money market accounts	185,767,000	150,874,000	136,483,000
Savings	51,307,000	41,100,000	34,048,000
Time deposits	166,877,000	187,313,000	214,437,000
Total deposits	510,029,000	476,813,000	468,540,000
Federal Home Loan Bank Advances	38,346,000	41,977,000	50,238,000
Short term borrowings	17,076,000	15,900,000	13,616,000
Junior subordinated debentures	15,464,000	15,464,000	17,913,000
Accrued interest payable	673,000	1,029,000	1,624,000
Level 1
Financial Assets:
Cash and short term investments	20,950,000	18,708,000
Available-for-sale securities	826,000	914,000
Accrued interest	2,011,000	2,098,000
Financial liabilities:
Accrued interest payable	673,000	1,029,000
Level 2
Financial Assets:
Available-for-sale securities	227,200,000	202,114,000
Loans held for sale	2,529,000	9,658,000
Net loans receivable	335,537,000	322,717,000
Financial liabilities:
Non-interest bearing demand	106,078,000	97,526,000
NOW and money market accounts	185,767,000	150,874,000
Savings	51,307,000	41,100,000
Time deposits	166,877,000	187,313,000
Total deposits	510,029,000	476,813,000
Federal Home Loan Bank Advances	38,346,000	41,977,000
Short term borrowings	17,076,000	15,900,000
Junior subordinated debentures	15,464,000	15,464,000
Level 3
Financial Assets:
Available-for-sale securities	417,000	417,000
Other investments, at cost	2,269,000	2,527,000
Net loans receivable	5,467,000	6,176,000
Interest rate swap	(87,000)	(338,000)
Carrying Amount
Financial Assets:
Cash and short term investments	20,950,000	18,708,000	16,492,000
Available-for-sale securities	228,443,000	203,445,000	201,032,000
Other investments, at cost	2,269,000	2,527,000	5,637,000
Loans held for sale	2,529,000	9,658,000	3,725,000
Net loans receivable	340,741,000	327,490,000	319,612,000
Accrued interest	2,011,000	2,098,000	1,914,000
Interest rate swap	(87,000)	(338,000)	(602,000)
Financial liabilities:
Non-interest bearing demand	106,078,000	97,526,000	83,572,000
NOW and money market accounts	185,767,000	150,874,000	136,483,000
Savings	51,307,000	41,100,000	34,048,000
Time deposits	165,440,000	185,477,000	210,482,000
Total deposits	508,592,000	474,977,000	464,585,000
Federal Home Loan Bank Advances	34,330,000	36,344,000	43,862,000
Short term borrowings	17,076,000	15,900,000	13,616,000
Junior subordinated debentures	15,464,000	15,464,000	17,913,000
Accrued interest payable	$ 673,000	$ 1,029,000	$ 1,624,000